Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Selected Financial Information Relating to Group's Segments

2012:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$465,482,598	$51,787,463	$301,557,575	$76,654,316	$32,019,085	$—	$927,501,037
Net revenue — intersegment	8,540,978	—	31,597,847	405,676	17,288	(40,561,789)	—

Total net revenues	474,023,576	51,787,463	333,155,422	77,059,992	32,036,373	(40,561,789)	927,501,037
Total cost of revenue	145,051,125	21,504,233	124,654,020	33,628,231	35,319,745	(40,561,789)	319,595,565

Gross profit	$328,972,451	$30,283,230	$208,501,402	$43,431,761	$(3,283,372)	$—	$607,905,472

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$49,508,907	$—	$786,531,871
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	52,385,608	(59,977,124)	786,531,871
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	45,487,228	(59,977,124)	284,451,279

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$6,898,380	$—	$502,080,592

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

Major Customers
Revenues from Major Service Lines

	For the years ended December 31
	2010		2011		2012
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousands of U.S. dollars, except percentages)
Net revenue:
LCD display network	$297,641,916	57.7%	$444,364,783	56.5%	$465,482,598	50.2%
In-store network	37,777,154	7.3%	56,374,245	7.2%	51,787,463	5.6%
Poster frame network	121,893,079	23.6%	185,448,868	23.6%	301,557,575	32.5%
Movie theater network	18,094,945	3.5%	50,835,068	6.5%	76,654,316	8.3%
Traditional outdoor billboards	40,907,603	7.9%	49,508,907	6.2%	32,019,085	3.4%

Total net revenue	$516,314,697	100.0%	$786,531,871	100%	$927,501,037	100%

Net revenues | Customer concentration
Major Customers
Schedule of major customers

The Group contracts either directly with advertisers or through advertising agents. Details of the customers accounting for 10% or more of total net revenues were as follows:

	Net revenues
	For the years ended December 31,
	2010	2011	2012
Customer A	N/A	N/A	10.39%

Accounts receivable | Credit concentration
Major Customers
Schedule of major customers

The accounts receivable from customers, either advertisers or advertising agents, including their affiliates, which comprised over 10% of the Group’s accounts receivable, as of year end are as follows:

	Accounts receivable
	December 31,
	2011	2012
Customer A	11.56%	10.23%